Other Current Financial Liabilities (Parenthetical) (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Other Current Financial Liabilities [Line Items]
Capital creditors advances	₨ 316	₨ 293
Credit card dues [Member]
Disclosure Of Other Current Financial Liabilities [Line Items]
Credit card limit	₨ 950
Bottom of range [member] | Credit card dues [Member]
Disclosure Of Other Current Financial Liabilities [Line Items]
Credit card convenience fee (annualised)	5.84%
Credit card credit period	45 days
Credit card penal changes (annualised)	21.50%
Top of range [member] | Credit card dues [Member]
Disclosure Of Other Current Financial Liabilities [Line Items]
Credit card convenience fee (annualised)	6.45%
Credit card credit period	51 days
Credit card penal changes (annualised)	23.90%